Trade and Other Receivables (Tables)	6 Months Ended
Dec. 31, 2025
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	June 30, 2025	December 31, 2025	December 31, 2025
	RM	RM	US$
Trade receivables - third parties	6,274,545	6,261,073	1,543,657
Less: Allowance for expected credit losses of trade receivables – third parties	(141,849)	(173,980)	(42,895)
	6,132,696	6,087,093	1,500,762

Deposits	194,501	194,501	47,954
Prepayments	4,594,892	2,992,340	737,756
Advance to suppliers	295,672	433,617	106,908
Sundry receivables	1,970	5,539	1,366
	11,219,731	9,713,090	2,394,746

Schedule of Movement in Allowance for Expected Credit Losses of Trade Receivables

The movement in allowance for expected credit losses of trade receivables – third parties computed based on lifetime ECL was as follows:

	June 30, 2025	December 31, 2025	December 31, 2025
	RM	RM	US$
At beginning and end of financial year/period	243,021	141,849	34,973
(Reversal of)/Allowance for expected credit loss on trade receivables	(101,172)	32,131	7,922
At end of financial year or period	141,849	173,980	42,895